Business Combination and Financing Activities - Ordinary Shares Issued and Outstanding and Ownership Interests After Business Combination (Parenthetical) (Details)			12 Months Ended
	Mar. 02, 2023 shares	Mar. 01, 2023 shares	Dec. 31, 2023 shares	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Exchange Ratio	1.1432			1.1432	1.1432
Earnout shares			3,793,995
Earnout options			369,737
Outstanding conversion options			1,762,949
Issuance of assumed warrants			4,403,294
BCA
Disclosure of detailed information about business combination [line items]
Issued of ordinary shares	20,277,002
Legacy Oculis
Disclosure of detailed information about business combination [line items]
Conversion of ordinary shares	3,306,771	3,306,771
Cancellation of treasury shares	100,000	100,000
Number of shares issued		12,712,863
European Biotech Acquisition Corporation
Disclosure of detailed information about business combination [line items]
Issuance of assumed warrants	4,403,294
European Biotech Acquisition Corporation | Public Warrants
Disclosure of detailed information about business combination [line items]
Issuance of assumed warrants	4,251,595		4,251,595
European Biotech Acquisition Corporation | Private Warrants
Disclosure of detailed information about business combination [line items]
Issuance of assumed warrants	151,699		151,699